PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 41,989	$ 46,268
Accumulated depreciation	(35,366)	(37,682)
Depreciated costs	6,623	8,586
Depreciation expense	1,649	2,080	$ 1,856
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	33,048	36,890
Accumulated depreciation	(27,689)	(29,805)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	8,169	9,044
Accumulated depreciation	(7,089)	(7,625)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	68	74
Accumulated depreciation	(49)	(48)
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	704	260
Accumulated depreciation	$ (539)	$ (204)